Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2024, 2023, and 2022, and our financial performance for each such fiscal year. The amounts shown for “Compensation Actually Paid” reflects the Summary Compensation Table total with certain adjustments, as described in footnote 2, below, but does not reflect compensation actually earned, realized, or received by our NEOs.
Year(1)	Summary Compensation Table Total for Mallorie Burak ($)	Summary Compensation Table Total for Cesar Johnston ($)	Compensation Actually Paid to Mallorie Burak ($)(2)	Compensation Actually Paid to Cesar Johnston ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Loss ($)
2024	849,551	1,343,485	827,219	1,327,687	52,000	52,000	4.04	(18,398,000)
2023	—	565,500	—	583,450	812,842	826,227	5.08	(19,366,763)
2022	—	1,569,700	—	1,267,331	986,059	873,418	46.44	(26,275,260)

(1)
For each fiscal year shown, our principal executive officers, or PEOs, and our remaining NEOs or Non-PEO NEOs, represent the following individuals:

Year	PEOs	Non-PEO NEOs
2024	Mallorie Burak, Cesar Johnston	Susan Kim-van Dongen
2023	Cesar Johnston	William Mannina, Susan Kim-van Dongen
2022	Cesar Johnston	William Mannina, Neeraj Sahejpal

(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year as determined under Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”, which include the following adjustments:

First PEO’s Equity Award Adjustment Breakout
To calculate the amounts in the “Compensation Actually Paid to Mallorie Burak” column in the table above, the following amounts were deducted from or added to (as applicable) Mallorie Burak’s total compensation as reported in the Summary Compensation Table:
Year	Summary compensation table total for Mallorie Burak ($)	Reported value of equity awards for Mallorie Burak(1) ($)	Fair value as of year-end for awards granted during the year ($)	Fair value year-over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value of increase or decrease from prior year end for awards that vested during the year ($)	Fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions (forfeited awards) ($)	Compensation actually paid to Mallorie Burak ($)
2024	849,551	(135,452)	113,120	—	—	—	—	827,219
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—

(1)
Represents the grant date fair value of the stock awards granted to Mallorie Burak, as reported in the Summary Compensation Table.

Second PEO’s Equity Award Adjustment Breakout
To calculate the amounts in the “Compensation Actually Paid to Cesar Johnston” column in the table above, the following amounts were deducted from or added to (as applicable) Cesar Johnston’s total compensation as reported in the Summary Compensation Table:
Year	Summary compensation table total for Cesar Johnston ($)	Reported value of equity awards for Cesar Johnston(1) ($)	Fair value as of year-end for awards granted during the year ($)	Fair value year-over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value of increase or decrease from prior year end for awards that vested during the year ($)	Fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions (forfeited awards) ($)	Compensation actually paid to Cesar Johnston ($)
2024	1,343,485	—	—	—	—	523	(16,321)	1,327,687
2023	565,500	(15,500)	—	10,113	2,059	21,278	—	583,450
2022	1,569,700	(689,700)	278,600	(47,243)	162,341	2,633	—	1,267,331

(1)
Represents the grant date fair value of the stock awards granted to Cesar Johnston, as reported in the Summary Compensation Table.

NEO Equity Award Adjustment Breakout
To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) the average total compensation of our non-PEO NEOs as reported in the Summary Compensation Table:
Year	Average summary compensation table total for Non-PEO NEOs ($)	Reported value of equity awards for NEOs(1) ($)	Fair value as of year-end for awards granted during the years ($)	Fair value year-over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions (forfeited awards) ($)	Average compensation actually paid to NEOs ($)
2024	52,000	—	—	—	—	—	—	52,000
2023	812,842	—	—	—	—	16,102	(2,717)	826,227
2022	986,059	(69,525)	56,430	(20,959)	—	(78,587)	—	873,418

(1)
Represents the grant date fair value of the stock awards granted to our non-PEO NEOs, as reported in the Summary Compensation Table.

Named Executive Officers, Footnote
(1)
For each fiscal year shown, our principal executive officers, or PEOs, and our remaining NEOs or Non-PEO NEOs, represent the following individuals:

Year	PEOs	Non-PEO NEOs
2024	Mallorie Burak, Cesar Johnston	Susan Kim-van Dongen
2023	Cesar Johnston	William Mannina, Susan Kim-van Dongen
2022	Cesar Johnston	William Mannina, Neeraj Sahejpal

Adjustment To PEO Compensation, Footnote
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year as determined under Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”, which include the following adjustments:

First PEO’s Equity Award Adjustment Breakout
To calculate the amounts in the “Compensation Actually Paid to Mallorie Burak” column in the table above, the following amounts were deducted from or added to (as applicable) Mallorie Burak’s total compensation as reported in the Summary Compensation Table:
Year	Summary compensation table total for Mallorie Burak ($)	Reported value of equity awards for Mallorie Burak(1) ($)	Fair value as of year-end for awards granted during the year ($)	Fair value year-over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value of increase or decrease from prior year end for awards that vested during the year ($)	Fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions (forfeited awards) ($)	Compensation actually paid to Mallorie Burak ($)
2024	849,551	(135,452)	113,120	—	—	—	—	827,219
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
(1)
Represents the grant date fair value of the stock awards granted to Mallorie Burak, as reported in the Summary Compensation Table.

Second PEO’s Equity Award Adjustment Breakout
To calculate the amounts in the “Compensation Actually Paid to Cesar Johnston” column in the table above, the following amounts were deducted from or added to (as applicable) Cesar Johnston’s total compensation as reported in the Summary Compensation Table:
Year	Summary compensation table total for Cesar Johnston ($)	Reported value of equity awards for Cesar Johnston(1) ($)	Fair value as of year-end for awards granted during the year ($)	Fair value year-over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value of increase or decrease from prior year end for awards that vested during the year ($)	Fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions (forfeited awards) ($)	Compensation actually paid to Cesar Johnston ($)
2024	1,343,485	—	—	—	—	523	(16,321)	1,327,687
2023	565,500	(15,500)	—	10,113	2,059	21,278	—	583,450
2022	1,569,700	(689,700)	278,600	(47,243)	162,341	2,633	—	1,267,331

(1)
Represents the grant date fair value of the stock awards granted to Cesar Johnston, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount			$ 52,000	$ 812,842	$ 986,059
Non-PEO NEO Average Compensation Actually Paid Amount			$ 52,000	826,227	873,418
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year as determined under Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”, which include the following adjustments:
NEO Equity Award Adjustment Breakout
To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from or added to (as applicable) the average total compensation of our non-PEO NEOs as reported in the Summary Compensation Table:
Year	Average summary compensation table total for Non-PEO NEOs ($)	Reported value of equity awards for NEOs(1) ($)	Fair value as of year-end for awards granted during the years ($)	Fair value year-over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions (forfeited awards) ($)	Average compensation actually paid to NEOs ($)
2024	52,000	—	—	—	—	—	—	52,000
2023	812,842	—	—	—	—	16,102	(2,717)	826,227
2022	986,059	(69,525)	56,430	(20,959)	—	(78,587)	—	873,418

(1)
Represents the grant date fair value of the stock awards granted to our non-PEO NEOs, as reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 4.04	5.08	46.44
Net Income (Loss)			$ (18,398,000)	(19,366,763)	(26,275,260)
PEO Name	Cesar Johnston	Mallorie Burak
Additional 402(v) Disclosure			(1)
Mallorie Burak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 849,551
PEO Actually Paid Compensation Amount			827,219
Cesar Johnston [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,343,485	565,500	1,569,700
PEO Actually Paid Compensation Amount			1,327,687	583,450	1,267,331
PEO | Mallorie Burak [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(135,452)
PEO | Mallorie Burak [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			113,120
PEO | Mallorie Burak [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mallorie Burak [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mallorie Burak [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mallorie Burak [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Cesar Johnston [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(15,500)	(689,700)
PEO | Cesar Johnston [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					278,600
PEO | Cesar Johnston [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,113	(47,243)
PEO | Cesar Johnston [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,059	162,341
PEO | Cesar Johnston [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			523	21,278	2,633
PEO | Cesar Johnston [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,321)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(69,525)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					56,430
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(20,959)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				16,102	(78,587)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (2,717)